INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses		Net
	Costs	Accumulated Amortization	Cost	Accumulated Amortization
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Additions	1,716,000	—	—	—	1,716,000
Amortization	—	(2,190,000)	—	(499,000)	(2,689,000)
Balance as of September 30, 2015	$18,171,000	$(7,684,000)	$12,378,000	$(7,456,000)	$15,409,000

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses		Total
	Cost	A.A.	Cost	A.A.
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	2,562,000	—	39,000	—	2,601,000
Impairments	—	—	(36,000)	—	(36,000)
Amortization	—	(1,313,000)	—	(664,000)	(1,977,000)
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Impairments	—	—	—	—	—
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Future estimated amortization expense for the Company’s intangible assets is as follows:

Balance 2015	$700,000
2016	3,526,000
2017	2,802,000
2018	2,802,000
2019	1,188,000
2020 and thereafter	839,000
$11,857,000

Estimated amortization expense for the succeeding five years is as follows:

2015	$3,589,000
2016	3,037,000
2017	2,980,000
2018	2,179,000
2019 and thereafter	2,679,000
$14,464,000